GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2020
Geographic Areas, Revenues from External Customers [Abstract]
GEOGRAPHIC INFORMATION

NOTE 12:GEOGRAPHIC INFORMATION

The following table presents the total revenues for the six months ended June 30, 2019 and 2020, allocated to the geographic areas in which it was generated. Revenues are attributed to geographic areas based on the location of the end-users.

	Six months ended June 30,
	2019	2020

North America	$25,166	$16,449
Europe	20,997	21,397
Africa	16,741	5,946
Asia-Pacific and Middle East	25,486	23,559
India	17,662	27,620
Latin America	36,112	23,327

	$142,164	$118,298

The following table presents the locations of the Company’s property and equipment as of December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020

Israel	$29,165	$27,517
Others	5,700	5,654

	$34,865	$33,171